Schedule II Condensed Financial Information of Parent Company Only (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ 21,602	$ (3,826)	$ 2,053	$ 1,501	$ 14,387	$ (2,225)	$ (2,321)	$ 2,444	$ 21,330	$ 12,285	$ (9,726)
Other comprehensive income (loss)									(2,604)	2,963	21,799
Comprehensive income									18,726	15,248	12,073
Total comprehensive income (loss) attributable to noncontrolling interests									587	2,408	(976)
Comprehensive income attributable to AIG									18,139	12,840	13,049
Parent Company
CONDENSED FINANCIAL STATEMENTS
Net income (loss)									20,622	10,058	(8,362)
Other comprehensive income (loss)									(2,604)	2,963	21,799
Comprehensive income									18,018	13,021	13,437
Total comprehensive income (loss) attributable to noncontrolling interests									(121)	181	388
Comprehensive income attributable to AIG									$ 18,139	$ 12,840	$ 13,049